Subsequent Events (Details) - USD ($)	Mar. 21, 2024	Jan. 19, 2024	Oct. 26, 2023	Dec. 14, 2024	Nov. 13, 2024	Sep. 30, 2024	Sep. 11, 2024	Apr. 08, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events
Common stock, par value (In dollars per share)							$ 0.0001
Estimated federal income taxes		$ 1,450,000	$ 362,282
Class A common stock
Subsequent Events
Common stock, par value (In dollars per share)						$ 0.0001			$ 0.0001	$ 0.0001
Number of shares issuable per warrant (in shares)								1
Exercise price of warrants (in dollars per share)								$ 11.5
Number of shares in a unit								1
Number of warrants in a unit								0.5
Subsequent Events
Subsequent Events
Redemption price per share					$ 11.08
Subsequent Events | Class A common stock
Subsequent Events
Number of warrants in a unit	0.5
Redemption price per share				$ 10.79
Issuance of Class B common stock to Sponsor	$ 40,000,000